Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of June 30,
	2025	2024
Assets
Cash and cash equivalents	$-	$-
Advance to suppliers	7,362,203	-
Prepaid expenses and other receivables, net	612,500	-
Total current assets	7,974,703	-
Investments in subsidiaries and VIEs	(8,078,359)	(7,200,899)
Total non-current asset	(8,078,359)	(7,200,899)
Total assets	(103,656)	(7,200,899)

Liability
Payable to a subsidiary	200	-
Total current liability	200	-
Total liability	200	-

Total Shareholders’ deficit	$(103,856)	$(7,200,899)
Total liabilities and shareholders’ deficit	$(103,656)	$(7,200,899)

Schedule of Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive Loss

	For the years ended June 30,
	2025	2024	2023

Revenues	$-	$-	$-
Income (loss) for equity method investment in subsidiaries and VIEs	-	-	-
Sales and marketing expenses	(5,629,318)	-	-
General & Administrative Expenses	(4,043,062)	-	-
Other income, net	7	-	-
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(767,886)	(1,202,916)	(1,080,016)
Net loss	$(10,440,259)	$(1,202,916)	(1,080,016)
Other comprehensive (loss) income	$(109,574)	$16,660	$458,742
Total Comprehensive loss	$(10,549,833)	$(1,186,256)	$(621,274)